Subsequent Event (Details) - USD ($) $ in Millions		3 Months Ended	9 Months Ended
	Oct. 01, 2015	Sep. 30, 2015	Sep. 30, 2015
Subsequent Event [Line Items]
Subsequent Event, Date	Oct. 01, 2015
Completion of merger with Tornier [Member]
Subsequent Event [Line Items]
Common Stock, Conversion Features	1.0309
Stock Issued During Period, Shares, New Issues	53,080,978
Stock Issued	$ 1,100.0
Common Stock, Call or Exercise Features	20.67
Business Acquisition, Pro Forma Revenue		$ 152.1	$ 484.7
Revenue excluded due to Divestiture		$ 3.0	$ 9.9